Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 4,311	$ 5,384	$ 3,698	$ 5,163
Receivables	19,462	19,581
Inventories, net	6,630	5,690
Property, plant and equipment, net	6,591	6,481
Equipment on operating leases	1,874	1,835
Investments in unconsolidated subsidiaries and affiliates	502	527
Goodwill and intangibles	3,268	3,257
Other	3,797	3,922
TOTAL ASSETS	46,435	46,677
Liabilities and Equity:
Debt	25,767	26,301
Trade payables	5,608	5,342
Other liabilities	10,698	10,191
Total Equity	4,362	4,843	4,955	4,961
TOTAL EQUITY AND LIABILITIES	46,435	46,677
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	1	3	19	7
Deposits in subsidiaries’ cash management pools	148	116
Receivables	158	584
Inventories, net	166	138
Property, plant and equipment, net	83	80
Investments in unconsolidated subsidiaries and affiliates	258	251
Investments in consolidated subsidiaries	8,952	9,166
Goodwill and intangibles	12	12
Other	230	176
TOTAL ASSETS	10,008	10,526
Liabilities and Equity:
Debt	4,910	5,045
Trade payables	238	221
Other liabilities	511	458
Total Equity	4,349	4,802
TOTAL EQUITY AND LIABILITIES	10,008	10,526
Case New Holland Industrial Inc. [Member]
Assets:
Receivables	1,011	986
Investments in consolidated subsidiaries	7,283	7,191
Other	66	104
TOTAL ASSETS	8,360	8,281
Liabilities and Equity:
Debt	5,200	5,187
Trade payables	116	112
Other liabilities	(69)	(79)
Total Equity	3,113	3,061
TOTAL EQUITY AND LIABILITIES	8,360	8,281
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	133	144	59	39
Deposits in subsidiaries’ cash management pools	3,446	4,753
Receivables	5,004	4,970
Inventories, net	1,629	1,364
Property, plant and equipment, net	1,093	1,108
Investments in consolidated subsidiaries	1,664	1,607
Goodwill and intangibles	2,789	2,786
Other	1,386	1,292
TOTAL ASSETS	17,144	18,024
Liabilities and Equity:
Debt	2,200	3,302
Trade payables	2,059	2,083
Other liabilities	3,361	3,365
Total Equity	9,524	9,274
TOTAL EQUITY AND LIABILITIES	17,144	18,024
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,177	5,237	$ 3,620	$ 5,117
Receivables	26,580	27,401
Inventories, net	4,835	4,188
Property, plant and equipment, net	5,415	5,293
Equipment on operating leases	1,874	1,835
Investments in unconsolidated subsidiaries and affiliates	244	276
Investments in consolidated subsidiaries	888	794
Goodwill and intangibles	467	459
Other	2,397	2,555
TOTAL ASSETS	46,877	48,038
Liabilities and Equity:
Debt	28,390	29,987
Trade payables	5,156	4,954
Other liabilities	7,168	6,633
Total Equity	6,163	6,464
TOTAL EQUITY AND LIABILITIES	46,877	48,038
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(3,594)	(4,869)
Receivables	(13,291)	(14,360)
Investments in consolidated subsidiaries	(18,787)	(18,758)
Other	(282)	(205)
TOTAL ASSETS	(35,954)	(38,192)
Liabilities and Equity:
Debt	(14,933)	(17,220)
Trade payables	(1,961)	(2,028)
Other liabilities	(273)	(186)
Total Equity	(18,787)	(18,758)
TOTAL EQUITY AND LIABILITIES	$ (35,954)	$ (38,192)